                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one.): [ ] is a restatement
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:        Cincinnati Casualty Company
Address:     6200 South Gilmore Road
             Fairfield, Ohio 45014

13F File Number:   028-10755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth W. Stecher
Title:   Chief Financial Officer
Phone:   (513) 870-2626

Signature, Place and Date of Signing:

     /s/ Kenneth W. Stecher        Fairfield, Ohio    May 10, 2004
     ----------------------        ---------------    ------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                     1
                                                  ----------

Form 13F Information Table Entry Total:               11
                                                  ----------

Form 13F Information Table Value Total:             159,205
                                                  ----------

List of Other Included Managers:
01 Cincinnati Financial Corporation 13F File No.   028-10798
                                                  ----------


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
                                      COLUMN 2        COLUMN 3          COLUMN 4         COLUMN 5          SH/PRN         PUT/CALL
                                   TITLE OF CLASS       CUSIP           FMV (000)         SHARES
ALLTEL CORP                            Common         020039103            6,858          137,470           SH
CINERGY CORP                           Common         172474108            5,213          127,500           SH
EXXON MOBIL CORPORATION                Common         30231G102           21,627          520,000           SH
FIFTH THIRD BANCORP                    Common         316773100           78,624        1,419,979           SH
GENERAL ELECTRIC CO                    Common         369604103              763           25,000           SH
GENUINE PARTS CO                       Common         372460105              491           15,000           SH
JOHNSON & JOHNSON                      Common         478160104            1,268           25,000           SH
NATIONAL CITY CORPORATION              Common         635405103            9,771          274,612           SH
PROCTER & GAMBLE CORPORATION           Common         742718109           13,110          125,000           SH
WELLS FARGO & CO                       Common         949746101           12,467          220,000           SH
WYETH                                  Common         983024100            9,012          240,000           SH
                                                                         159,205        3,129,561


                                     Column 6        Column 7           Column 8          Shared           None
              ISSUER              INVESTMENT DIS     OTH MGRS             SOLE
ALLTEL CORP                           SHARED            01                                  6,858            -
CINERGY CORP                          SHARED            01                                  5,213            -
EXXON MOBIL CORPORATION               SHARED            01                                 21,627            -
FIFTH THIRD BANCORP                   SHARED            01                                 78,624            -
GENERAL ELECTRIC CO.                  SHARED            01                                    763            -
GENUINE PARTS CO                      SHARED            01                                    491            -
JOHNSON & JOHNSON                     SHARED            01                                  1,268            -
NATIONAL CITY CORPORATION             SHARED            01                                  9,771            -
PROCTER & GAMBLE CORPORATION          SHARED            01                                 13,110            -
WELLS FARGO & CO                      SHARED            01                                 12,467            -
WYETH                                 SHARED            01                                  9,012            -
                                                                                          159,205


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